UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.
August 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.8%	Rate (%)		Date	Amount ($)	Value ($)

New Jersey--99.0%
Aberdeen Township,
GO Notes (Insured; MBIA)		3.91	8/1/07	600,000	601,058
Bergen County Improvement
Authority, MFHR (Kentshire
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)		3.45	9/7/06	15,000,000 a	15,000,000
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)		3.51	9/7/06	7,000,000 a	7,000,000
Camden County Improvement
Authority, MFHR (Liquidity
Facility; Merrill Lynch)		3.51	9/7/06	7,315,000 a,b	7,315,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank N.A.)		3.63	9/7/06	2,195,000 a	2,195,000
Cherry Hill Township,
GO Notes, BAN		3.92	11/3/06	5,100,000	5,100,000
Deptford Township,
GO Notes, BAN		4.44	7/20/07	4,086,500	4,107,286
Egg Harbor,
GO Notes, BAN		4.43	6/1/07	4,399,900	4,418,964
Essex County Improvement
Authority, Revenue (The
Children's Institute Project)
(LOC; Wachovia Bank)		3.47	9/7/06	1,895,000 a	1,895,000
Haddonfield,
GO Notes, BAN		4.26	10/13/06	3,600,000	3,603,377
Hopatcong Borough,
GO Notes, BAN		3.95	9/22/06	1,605,900	1,606,796
Hopewell Township,
GO Notes, BAN		3.68	10/17/06	3,462,068	3,463,125
Irvington Township,
GO Notes, BAN		4.44	3/15/07	1,463,700	1,470,183
Jackson Township,
GO Notes, BAN		3.81	12/7/06	9,587,900	9,595,981
Lower Township Municipal Utilities
Authority, Project Note		4.44	2/28/07	3,500,000	3,517,847
Mercer County Improvement
Authority, Revenue (Children's
Home Society Project) (LOC;
Wachovia Bank)		3.47	9/7/06	200,000 a	200,000
Montclair Township,

Temporary Notes	4.19	3/15/07	2,000,000	2,006,633
Mount Laurel Township,
GO Notes, BAN	4.31	11/3/06	1,300,764	1,302,882
New Jersey Building Authority,
State Building Revenue	5.90	6/15/07	1,500,000	1,525,210
New Jersey Building Authority,
State Building Revenue, Lease
Appropriation (Putters
Program) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	3.45	9/7/06	3,780,000 a,b	3,780,000
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wachovia Bank)	3.47	9/7/06	510,000 a	510,000
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wachovia Bank)	3.47	9/7/06	35,000 a	35,000
New Jersey Economic Development
Authority, EDR (A. F. L.
Quality Inc. Project) (LOC;
Bank of America)	3.40	9/7/06	1,080,000 a	1,080,000
New Jersey Economic Development
Authority, EDR (Alpha
Associates and Avallone
Partners LLC Project) (LOC;
PNC Bank N.A.)	3.40	9/7/06	1,720,000 a	1,720,000
New Jersey Economic Development
Authority, EDR (Epiphany House
Inc. Project) (LOC; Wachovia
Bank)	3.47	9/7/06	2,890,000 a	2,890,000
New Jersey Economic Development
Authority, EDR (International
Processing Corporation
Project) (LOC; Bank of America)	3.46	9/7/06	1,050,000 a	1,050,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wachovia Bank)	3.52	9/7/06	815,000 a	815,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank N.A.)	3.73	9/7/06	1,355,000 a	1,355,000
New Jersey Economic Development
Authority, EDR (Republic
Services Inc. Project) (LOC;
Bank of America)	3.40	9/7/06	2,400,000 a	2,400,000
New Jersey Economic Development
Authority, EDR (Stamato Realty
LLC Project) (LOC; Comerica
Bank)	3.49	9/7/06	4,855,000 a	4,855,000

New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus Project) (LOC; Valley
National Bank)	3.63	9/7/06	3,100,000 a	3,100,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
N.A.)	3.42	9/7/06	1,935,000 a	1,935,000
New Jersey Economic Development
Authority, EDR, Refunding (New
Jersey Foreign Trade Zone
Venture Project) (LOC; The
Bank of New York)	3.60	9/1/06	8,440,000 a	8,440,000
New Jersey Economic Development
Authority, EDR, Refunding (R.
Realty Co. Project) (LOC;
Wachovia Bank)	3.42	9/7/06	1,140,000 a	1,140,000
New Jersey Economic Development
Authority, Gas Facilities
Revenue (NUI Corp. Projects)
(Insured; MBIA and Liquidity
Facility; Morgan Stanley)	3.46	9/7/06	3,000,000 a,b	3,000,000
New Jersey Economic Development
Authority, LR (Putters
Program) (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	3.45	9/7/06	1,915,000 a,b	1,915,000
New Jersey Economic Development
Authority, LR (Somerset Hills
YMCA Project) (LOC; Commerce
Bank NA)	3.63	9/7/06	4,000,000 a	4,000,000
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	3.52	9/7/06	2,270,000 a	2,270,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wachovia Bank)	3.47	9/7/06	3,610,000 a	3,610,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	3.47	9/7/06	2,420,000 a	2,420,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products Project, Inc.)
(LOC; PNC Bank N.A.)	3.42	9/7/06	1,935,000 a	1,935,000
New Jersey Economic Development
Authority, Revenue (Four
Woodbury Mews Project) (LOC;
Bank of America)	3.69	9/7/06	6,600,000 a	6,600,000
New Jersey Economic Development

Authority, Revenue (Putters
Program) (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	3.45	9/7/06	4,170,000 a,b	4,170,000
New Jersey Economic Development
Authority, Revenue (RFC
Container Company, Inc.
Project) (LOC; PNC Bank N.A.)	3.42	9/7/06	930,000 a	930,000
New Jersey Economic Development
Authority, Revenue (Rose Hill
Associates Project) (LOC;
Commerce Bank N.A.)	3.73	9/7/06	6,400,000 a	6,400,000
New Jersey Economic Development
Authority, Revenue (Three
Woodbury Mews Project) (LOC;
Bank of America)	3.69	9/7/06	9,525,000 a	9,525,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC;
Wachovia Bank)	3.47	9/7/06	1,415,000 a	1,415,000
New Jersey Economic Development
Authority, School Facilities
Construction (Liquidity
Facility; Citibank NA)	3.45	9/7/06	20,350,000 a,b	20,350,000
New Jersey Economic Development
Authority, School Revenue,
Refunding (Blair Academy)
(LOC; Wachovia Bank)	3.42	9/7/06	5,415,000 a	5,415,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	3.44	9/7/06	32,000,000 a	32,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilites Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One)	3.47	9/7/06	1,300,000 a	1,300,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Higher Education Facilities
Trust Fund)	3.95	9/1/06	1,000,000	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Wiley Mission Project Issue)
(LOC; Commerce Bank NA)	3.58	9/7/06	5,095,000 a	5,095,000
New Jersey Housing and Mortgage
Finance Agency, Revenue
(Merlots Program) (Insured;
MBIA and Liquidity Facility;
Wachovia Bank)	3.49	9/7/06	870,000 a,b	870,000
New Jersey Turnpike Authority,
Turnpike Revenue (Putters

Program) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	3.62	9/7/06	2,895,000 a,b	2,895,000
Newark,
GO Notes, Refunding (Insured;
FSA)	4.43	10/1/06	1,330,000	1,331,548
Newark Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch)	3.54	9/7/06	4,422,000 a,b	4,422,000
Paramus School District,
GO Notes	4.19	9/15/06	2,649,480	2,650,423
Passaic County Utilities
Authority, Solid Waste Systems
Revenue, Refunding	4.44	2/23/07	4,350,000	4,370,147
Pequannock Township,
BAN	3.70	10/27/06	1,000,000	1,000,817
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured; FGIC
and Liquidity Facility; Dexia
Credit Locale)	3.46	9/7/06	1,000,000 a,b	1,000,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.61	12/6/06	2,880,000	2,880,000
Port Authority of New York and New
Jersey, Revenue (Insured; FGIC
and Liquidity Facility; BNP
Paribas)	3.46	9/7/06	10,000,000 a,b	10,000,000
Port Authority of New York and New
Jersey, Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; JPMorgan
Chase Bank)	3.48	9/7/06	370,000 a,b	370,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA)	5.89	12/1/06	2,000,000	2,011,057
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.49	9/7/06	2,395,000 a,b	2,395,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; Bank of Nova Scotia)	3.60	9/1/06	17,500,000 a	17,500,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; JPMorgan Chase Bank)	3.56	9/1/06	5,300,000 a	5,300,000

Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	3.60	9/1/06	2,300,000 a	2,300,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (LOC; Bayerische
Landesbank)	3.61	9/1/06	17,300,000 a	17,300,000
Raritan Township,
GO Notes, BAN	3.95	9/8/06	3,313,000	3,313,611
Ringwood Borough,
GO Notes, BAN	4.19	11/10/06	1,817,500	1,820,874
Stafford Township,
GO Notes, BAN	4.44	12/20/06	1,500,000	1,504,587
Sussex County Municipal Utilities
Authority, Project Notes	4.44	12/29/06	2,715,000	2,723,976
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.46	9/7/06	6,250,000 a,b	6,250,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.47	9/7/06	2,305,000 a,b	2,305,000
Toms River Board of Education,
GO Notes	4.29	11/22/06	2,670,000	2,675,198
Trenton Parking Authority,
Parking Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; JPMorgan
Chase Bank)	3.45	9/7/06	4,320,000 a,b	4,320,000
Union County Improvement
Authority, Revenue (LOC; IXIS
Corporate and Investment Bank
and Liquidity Facility;
Merrill Lynch)	3.54	9/7/06	14,575,000 a,b	14,575,000
Union County Improvement
Authority, Revenue (Cedar Glen
Housing Corporation Project)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.40	9/7/06	10,110,000 a	10,110,000
Vernon Township
GO Notes, BAN	3.94	1/12/07	4,561,800	4,568,320
Wood Ridge Borough,
GO Notes, BAN	4.44	2/23/07	2,348,000	2,358,871

U.S. Related--.8%
Puerto Rico Housing Finance
Corporation, Home Mortgage

Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.46	9/7/06	3,040,000 a,b	3,040,000

Total Investments (cost $362,540,771)			99.8%	362,540,771
Cash and Receivables (Net)			.2%	748,977
Net Assets			100.0%	363,289,748

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $92,972,000 or 25.6% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment-In-Lieu-Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)